Other Non-current Asset (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule of Investments [Line Items]
Held-to-maturity securities	¥ 4,282,558			$ 630,752	¥ 0
Held-to-maturity securities, allowance	6,936			1,022
Unrealized Gain (Loss) On Time Deposits	28,604	$ 4,213	¥ 0
Investments In Convertible Bonds Fair Value Disclosure	1,450,333			213,611	0
Unrealized Gain (Loss) On Convertible Bonds	90,755	13,367	0
Share of profits or losses of the equity investees	35,642	5,249	(8,218)
Limited partnership funds
Schedule of Investments [Line Items]
Carrying amount for the investments	1,015,231			$ 149,527	433,649
Equity Method Investments not Considered as Material	0				¥ 0
Share of profits or losses of the equity investees	¥ 35,642	$ 5,249	¥ 8,218